GOODWILL AND INTANGIBLE ASSETS - Summary of Company's Identifiable Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total Amortized Gross	$ 5,621,632	$ 2,447,969
Total Intangible Assets Gross	6,514,662	3,359,009
Accumulated Amortization	(1,702,378)	(1,537,188)
Carrying value	3,919,254	910,781
Total Intangible Assets Carrying Value	4,812,284	1,821,821
Indefinite-Lived Trade Names	410,113	447,559
Indefinite-Lived Intangible Assets Accumulated Amortization of Trade Names	0	0
Owned events [Member]
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Owned Events	482,917	463,481
Indefinite-Lived Intangible Assets Accumulated Amortization of Owned Events	$ 0	$ 0
Trade names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	22 years 8 months 12 days	17 years 3 months 18 days
Total Amortized Gross	$ 3,138,390	$ 976,357
Accumulated Amortization	(420,798)	(342,637)
Carrying value	$ 2,717,592	$ 633,720
Customer and client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	8 years 3 months 18 days	6 years 3 months 18 days
Total Amortized Gross	$ 2,229,807	$ 1,318,481
Accumulated Amortization	(1,159,370)	(1,068,531)
Carrying value	$ 1,070,437	$ 249,950
Internally developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	3 years 2 months 12 days	3 years 4 months 24 days
Total Amortized Gross	$ 104,248	$ 108,198
Accumulated Amortization	(68,216)	(81,401)
Carrying value	$ 36,032	$ 26,797
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Estimated Useful Life (in years)	4 years	4 years 3 months 18 days
Total Amortized Gross	$ 149,187	$ 44,933
Accumulated Amortization	(53,994)	(44,619)
Carrying value	$ 95,193	$ 314